Income taxes - Deferred tax assets and liabilities (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income taxes [Line Items]
Deferred tax expense (income) recognised in profit or loss	€ 401	€ 167	€ (8)
Net deferred tax assets	2,134	1,761
Intangible assets and goodwill [member]
Income taxes [Line Items]
Deferred tax liability (asset)	(587)	(240)	(132)
Deferred tax expense (income) recognised in profit or loss	535	147
Other changes in deferred tax assets and liabilities	(188)	(39)
Net deferred tax assets	716	379
Net deferred tax liabilities	130	140
Property, plant and equipment [member]
Income taxes [Line Items]
Deferred tax liability (asset)	(29)	(32)	(58)
Deferred tax expense (income) recognised in profit or loss	13	(22)
Other changes in deferred tax assets and liabilities	(16)	(4)
Net deferred tax assets	55	65
Net deferred tax liabilities	26	32
Inventories [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(372)	(313)	(252)
Deferred tax expense (income) recognised in profit or loss	31	77
Other changes in deferred tax assets and liabilities	28	(16)
Net deferred tax assets	381	317
Net deferred tax liabilities	9	4
Other assets [member]
Income taxes [Line Items]
Deferred tax liability (asset)	(68)	(97)	(56)
Deferred tax expense (income) recognised in profit or loss	(30)	37
Other changes in deferred tax assets and liabilities	1	4
Net deferred tax assets	112	135
Net deferred tax liabilities	43	38
Pensions and other employee benefits [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(180)	(245)	(269)
Deferred tax expense (income) recognised in profit or loss	(45)	4
Other changes in deferred tax assets and liabilities	(21)	(27)
Net deferred tax assets	182	251
Net deferred tax liabilities	2	6
Other liabilities [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(499)	(384)	(334)
Deferred tax expense (income) recognised in profit or loss	91	81
Other changes in deferred tax assets and liabilities	25	(30)
Net deferred tax assets	584	436
Net deferred tax liabilities	84	52
Deferred tax assets on taxLoss carryforwards [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(398)	(449)	(620)
Deferred tax expense (income) recognised in profit or loss	(194)	(133)
Other changes in deferred tax assets and liabilities	143	(38)
Net deferred tax assets	398	449
Set-off deffered tax positions [Member]
Income taxes [Line Items]
Net deferred tax assets	(211)	(212)
Net deferred tax liabilities	(211)	(212)
Net deferred tax assets [Member]
Income taxes [Line Items]
Deferred tax liability (asset)	(2,134)	(1,761)	€ (1,721)
Deferred tax expense (income) recognised in profit or loss	401	190
Other changes in deferred tax assets and liabilities	(28)	(151)
Net deferred tax assets	2,216	1,820
Net deferred tax liabilities	€ 83	€ 59